Consolidated Statement of Financial Position - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 642,470	€ 667,000
Right-of-use assets	756,951	813,842
Deferred tax assets	887,352	474,347
Current assets
Current tax receivable	3,994,384	2,486,680
Receivables	556,739	457,834
Other current assets	2,938,215	5,747,025
Cash and cash equivalents	291,678,888	280,728,037
Total assets	301,454,999	291,374,765
Equity
Share capital	7,825,271	6,525,539
Share premium	792,549,401	623,641,380
Other reserves	50,766,138	39,711,103
Currency translation reserve	(270,169)	137,726
Accumulated loss	(579,596,307)	(402,255,007)
Total equity	271,274,334	267,760,741
Long term liabilities
Non-current lease liability	576,585	639,043
Current liabilities
Trade and other payables	5,114,186	4,562,900
Accrued liabilities	23,348,472	17,588,407
Current lease liability	200,213	222,427
Current tax payable	941,209	601,247
Total liabilities	30,180,665	23,614,024
Total equity and liabilities	€ 301,454,999	€ 291,374,765